UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   March 31, 2006
                                               -------------------

Check Here if Amendment [ ]; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    [ ] is a restatement
                                        [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

   Name:         BVF Inc.
                 --------------------------------------
   Address:      900 North Michigan Avenue, Suite 1100
                 --------------------------------------
                 Chicago, Illinois  60611
                 --------------------------------------


Form 13F File Number: 28-6800
                         ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Mark N. Lampert
         -------------------------------
Title:        President
         -------------------------------
Phone:        (312) 506-6500
         -------------------------------

Signature, Place and Date of Signing:

     /s/ Mark N. Lampert       San Francisco, California     05/12/06
   ------------------------    -------------------------   -------------
         [Signature] [City, State] [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

                              FORM 13F SUMMARY PAGE

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


Report Summary:


Number of Other Included Managers:               1
                                        --------------------

Form 13F Information Table Entry Total:         32
                                        --------------------

Form 13F Information Table Value Total:       152,260
                                        --------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


    No.       Form 13F File Number           Name
    1             28-6770                    BVF Partners L.P.
   ----       --------------------           --------------------

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
                                                     FORM 13F INFORMATION TABLE
                                                                                                                     (SEC USE ONLY)
                                                 Name of Reporting Manager: BVF Inc.

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        Column 1            Column 2    Column 3   Column 4         Column 5          Column 6     Column 7       Column 8

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     NAME OF ISSUER         TITLE OF     CUSIP       VALUE    SHRS OR   SH/   PUT/   INVESTMENT     OTHER      VOTING AUTHORITY
                             CLASS                  (x$1000)  PRN AMT   PRN   CALL   DISCRETION    MANAGERS
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                                                                                                              SOLE   SHARED   NONE
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
ACADIA PHARMACEUTICALS         COM      004225108      184     11,519   SH            Defined        1                  11,519
INC.
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ADVANCED LIFE SCIENCES         COM      00765H107    4,827  1,445,086   SH            Defined        1               1,445,086
------------------------------------------------------------------------------------------------------------------------------------
AMARIN CORPORATION PLC         COM      023111107    9,416  2,970,297   SH            Defined        1               2,970,297
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ARADIGM CORPORATION            COM      038505301    1,380    400,000   SH            Defined        1                 400,000
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ARQULE, INC                    COM      04269E107    7,918  1,379,503   SH            Defined        1               1,379,503
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ARRAY BIOPHARMA INC.           COM      04269X105    1,810    198,015   SH            Defined        1                 198,015
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AUTOIMMUNE INC.                COM      052776101    5,588  3,605,297   SH            Defined        1               3,605,297
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AVALON PHARMACEUTICALS         COM      05346P106    4,377    866,666   SH            Defined        1                 866,666
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AVIGEN, INC.                   COM      053690103    4,878    943,437   SH            Defined        1                 943,437
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CORCEPT THERAPEUTICS           COM      218352102    2,471    472,500   SH            Defined        1                 472,500
INCORPORATED
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CORGENTECH INC.                COM      21872P501      739     80,348   SH            Defined        1                  80,348
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COMBINATORX, INC.              COM      20010A103    9,208    774,449   SH            Defined        1                 774,449
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CYPRESS BIOSCIENCES            COM      232674507      204     32,368   SH            Defined        1                  32,368
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DOV PHARMACEUTICAL, INC.       COM      259858108      647     40,500   SH            Defined        1                  40,500
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DYNAVAX TECHNOLOGIES           COM      268158102    3,928    651,400   SH            Defined        1                 651,400
CORPORATION
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FLAMEL TECHNLOGIES S.A.        COM      338488109   33,014  1,560,187   SH            Defined        1               1,560,187
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GENAERA CORPORATION            COM      36867G100      222    158,461   SH            Defined        1                 158,461
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GENELABS TECHNOLOGIES,         COM      368706206    3,169  1,625,152   SH            Defined        1               1,625,152
INC.
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GTX, INC.                      COM      40052B108    6,072    556,033   SH            Defined        1                 556,033
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IMMUNOGEN, INC.                COM      45253H101    5,651  1,302,100   SH            Defined        1               1,302,100
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KOSAN BIOSCIENCES              COM      50064W107    2,662    451,942   SH            Defined        1                 451,942
INCORPORATED
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

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
LEXICON GENETICS               COM      528872104    4,430    799,628   SH            Defined        1                 799,628
INCORPORATED
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MEMORY PHARMACEUTICALS         COM      58606R403    3,263  1,178,833   SH            Defined        1               1,178,833
CORP.
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METABASIS THERAPEUTICS,        COM      59101M105    3,131    344,400   SH            Defined        1                 344,400
INC.
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NEUROBIOLOGICAL                COM      64124W106    9,014  2,546,315   SH            Defined        1               2,546,315
TECHNOLOGIES, INC.
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PHARMACOPEIA DRUG              COM      7171EP101    7,012  1,182,500   SH            Defined        1               1,182,500
DISCOVERY, INC.
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REPLIGEN CORPORATION           COM      759916109    5,658  1,529,275   SH            Defined        1               1,529,275
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SUNESIS PHARMACEUTICALS,       COM      867328502    3,396    483,092   SH            Defined        1                 483,092
INC.
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THERAVANCE, INC.               COM      88338T104    1,411     50,319   SH            Defined        1                  50,319
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VALENTIS, INC.                 COM      91913E302    2,384    910,000   SH            Defined        1                 910,000
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ZONAGEN, INC.                  COM      98975L108    2,566    272,643   SH            Defined        1                 272,643
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AMGEN INC JAN 07 40 PUT       OPTION    031162100    1,630     22,400   Put           Defined        1                  22,400
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
                                                           Page 4 of 4